Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Receivables

Note 3: Receivables

Trade Receivables, net

As of December 31, 2013 and 2012, the Company had trade receivables of $1,362 million and $1,894 million, respectively. Trade receivables are shown net of allowances for doubtful accounts of $248 million at December 31, 2013 ($223 million at December 31, 2012). Trade accounts have significant concentrations of credit risk in the Agricultural Equipment, Construction Equipment and Commercial Vehicles segments. On a geographic basis, there is not a disproportionate concentration of credit risk in any area.

The Industrial Activities businesses sell a significant portion of their trade receivables to Financial Services and provides compensation to Financial Services at approximate market rates of interest.

Financing Receivables, net

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2013 and 2012 is as follows:

	2013	2012
	(in millions)
Retail	$12,730	$11,760
Wholesale	9,111	8,049
Other	135	230

	$21,976	$20,039

CNH Industrial provides and administers financing for retail purchases of new and used equipment sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by Industrial Activities.

Wholesale receivables arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have “interest-free” periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the “interest free” period, Financial Services is compensated by Industrial Activities for the difference between market interest rates and the amount paid by the dealer. After the expiration of any “interest-free” period, interest is charged to dealers on outstanding balances until CNH Industrial receives payment in full. The “interest-free” periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and based on Euribor or the equivalent financial market rate (e.g. FHBR, Finance House Base Rate for UK). CNH Industrial evaluates and assesses dealers on an ongoing basis as to their credit worthiness. CNH Industrial may be obligated to repurchase the dealer’s equipment upon cancellation or termination of the dealer’s contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2013, 2012 or 2011 relating to the termination of dealer contracts.

Financing receivables generally have significant concentrations of credit risk in the agriculture, construction and truck industries. On a geographic basis, there is not a disproportionate concentration of credit risk in any area. The Company retains as collateral a security interest in the equipment associated with retail notes, wholesale notes and finance leases.

As part of our overall funding strategy, the Company periodically transfers certain receivables into VIEs that are special purposes entities (SPEs) as part of its asset-back securitization program and are not available to the Company’s general creditors. Please see the securitization discussion at the end of this footnote.

Contractual maturities of financing receivables as of December 31, 2013 are as follows:

Amount
(in millions)
2014	$13,241
2015	3,262
2016	2,287
2017	1,715
2018	1,069
2019 and thereafter	402

Total	$21,976

It has been the Company’s experience that substantial portions of retail receivables are repaid before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections.

Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.

The aging of financing receivables as of December 31, 2013 and 2012 is as follows (in millions):

	2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$18	$5	$3	$26	$8,336	$8,362	$30	$8,392
EMEA	75	21	8	104	1,524	1,628	220	1,848
LATAM	4	—	—	4	1,651	1,655	51	1,706
APAC	40	9	6	55	727	782	2	784

Total Retail	$137	$35	$17	$189	$12,238	$12,427	$303	$12,730

Wholesale
NAFTA	$—	$—	$—	$—	$3,536	$3,536	$30	$3,566
EMEA	180	36	1	217	4,052	4,269	241	4,510
LATAM	—	—	—	—	796	796	1	797
APAC	4	5	18	27	211	238	—	238

Total Wholesale	$184	$41	$19	$244	$8,595	$8,839	$272	$9,111

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$19	$5	$3	$27	$7,201	$7,228	$29	$7,257
EMEA	129	47	—	176	1,692	1,868	280	2,148
LATAM	3	—	—	3	1,218	1,221	94	1,315
APAC	28	8	1	37	997	1,034	6	1,040

Total Retail	179	60	4	243	11,108	11,351	409	11,760

Wholesale
NAFTA	$—	$—	$—	$—	$3,192	$3,192	$61	$3,253
EMEA	141	51	—	192	3,522	3,714	194	3,908
LATAM	—	—	—	—	648	648	1	649
APAC	2	—	—	2	237	239	—	239

Total Wholesale	$143	$51	$—	$194	$7,599	$7,793	$256	$8,049

Allowance for credit losses activity for the three years ended December 31, 2013, 2012 and 2011 is as follows (in millions):

	December 31, 2013
	Retail	Wholesale	Other	Total
Opening Balance	$661	$120	$1	$782
Provision	62	1	—	63
charge-offs, net of recoveries	(111)	(8)	—	(119)
Foreign Currency Translation and Other	1	(1)	—	—

Ending Balance	613	112	1	726

Ending Balance: Individually Evaluated for Impairment	292	101	—	393

Ending Balance: Collectively Evaluated for Impairment	321	11	1	333

Receivables:
Ending Balance	12,730	9,111	135	21,976

Ending Balance: Individually Evaluated for Impairment	569	742	—	1,311

Ending Balance: Collectively Evaluated for Impairment	$12,161	$8,369	$135	$20,665

	December 31, 2012
	Retail	Wholesale	Other	Total
Opening Balance	$635	$95	$—	$730
Provision	90	33	1	124
charge-offs, net of recoveries	(128)	(8)	—	(136)
Foreign Currency Translation and Other	64	—	—	64

Ending Balance	661	120	1	782

Ending Balance: Individually Evaluated for Impairment	247	108	—	355

Ending Balance: Collectively Evaluated for Impairment	414	12	1	427

Receivables:
Ending Balance	11,760	8,049	230	20,039

Ending Balance: Individually Evaluated for Impairment	531	788	—	1,319

Ending Balance: Collectively Evaluated for Impairment	$11,229	$7,261	$230	$18,720

	December 31, 2011
	Retail	Wholesale	Other	Total
Opening Balance	$546	$112	$—	$658
Provision	362	19	—	381
charge-offs, net of recoveries	(376)	(50)	—	(426)
Foreign Currency Translation and Other	103	14	—	117

Ending Balance	635	95	—	730

Ending Balance: Individually Evaluated for Impairment	236	66	—	302

Ending Balance: Collectively Evaluated for Impairment	399	29	—	428

Receivables:
Ending Balance	11,041	6,783	129	17,953

Ending Balance: Individually Evaluated for Impairment	517	590	—	1,107

Ending Balance: Collectively Evaluated for Impairment	$10,524	$6,193	$129	$16,846

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	2013				2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$17	$17	$—	$11	$6	$6	$—	$5
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$42	$42	$—	$40	$130	$130	$—	$128
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$27	$27	$13	$30	$43	$38	$28	$52
EMEA	$447	$447	$249	$473	$478	$478	$216	$522
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$78	$78	$30	$69	$4	$4	$3	$4
Wholesale
NAFTA	$31	$30	$6	$34	$62	$61	$10	$72
EMEA	$644	$644	$78	$655	$501	$501	$71	$568
LATAM	$13	$11	$10	$14	$80	$77	$19	$76
APAC	$12	$12	$7	$14	$15	$16	$8	$17
Total
Retail	$569	$569	$292	$583	$531	$526	$247	$583
Wholesale	$742	$739	$101	$757	$788	$785	$108	$861

Troubled Debt Restructurings

A troubled debt restructuring is generally the modification of debt in which a creditor grants a concession it would not otherwise consider to a debtor that is experiencing financial difficulties. These modifications may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate, extended skip payment period and waving interest and principal. As a collateral based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail contracts, concessions are typically provided based on bankruptcy or other court proceedings.

For the year ended December 31, 2013, the Company had approximately 765 retail and finance lease receivable contracts in NAFTA, of which the pre-modification value was $17 million and the post-modification value was $15 million. The court has determined the concession in 514 of these cases. The pre-modification value of these contracts was $9 million and the post-modification value was $8 million. For the year ended December 31, 2012, the Company had approximately 1,100 retail and finance lease receivable contracts in NAFTA, of which the pre-modification value was $40 million and the post-modification value was $38 million. The court has determined the concession in 609 of these cases. The pre-modification value of these contracts was $11 million and the post-modification value was $10 million. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease receivable contracts that were modified in a troubled debt restructuring during the twelve months ended December 31, 2013 and 2012.

For the years ended December 31, 2013 and 2012, the Company had approximately $206 million and $212 million, respectively, in retail and finance lease receivable contracts related to Commercial Vehicles classified as troubled debt restructurings. The primary concession was skip payments and extended contract maturities, and, as such, the post-modification value approximates the pre-modification value. Subsequent re-defaults were not material for retail and capital lease receivable contracts that were modified in a troubled debt restructuring during the twelve months ended December 31, 2013 and 2012.

For the year ended December 31, 2013, the Company had approximately $74 million in retail and finance lease contracts in LATAM classified as troubled debt restructurings. The concessions granted on these receivables are primarily skip payments and extensions of contract maturities. For the year ended December 31, 2013, the amount of these receivables that subsequently re-defaulted was not material. For the year ended December 31, 2012, the Company had approximately $84 million in retail and finance lease contracts in LATAM classified as troubled debt restructurings. The amount of these receivables that subsequently re-defaulted in 2012 was approximately $6 million.

As of December 31, 2013 and 2012, the Company’s wholesale troubled debt restructurings agreements were immaterial.

Transfers of Financial Assets

The Company transfers a number of its financial receivables under securitization programs or factoring transactions.

A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.

These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.

No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.

Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or require a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and accordingly the Company continues to recognize the receivables transferred by this means in its balance sheet and recognizes a financial liability of the same amount under asset-backed financing.

At December 31, 2013 and 2012, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2013	2012
Retail note and finance lease receivables	$8,960	$8,209
Wholesale receivables	6,042	5,571

Total	$15,002	$13,780

At December 31, 2013 and 2012, the Company also had $360 million and $100 million, respectively, of VAT receivables included in Other Assets that were used as collateral in certain borrowings.